Employee Incentives - Schedule of Cash Restricted Stock Units Activity (Details) - shares shares in Millions	6 Months Ended	12 Months Ended
	Jun. 26, 2021	Dec. 26, 2020
Compensation Related Costs [Line Items]
Number of Units, Grants	4.8
Cash Restricted Stock Units
Compensation Related Costs [Line Items]
Number of Units, Beginning Balance		5.2
Number of Units, Grants		9.7
Number of Units, Vested		(2.5)
Number of Units, Forfeited		(1.0)
Number of Units, Converted into Class A Share RSUs		(11.4)